                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04310

Morgan Stanley Convertible Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
           (Address of principal executive offices)     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2004

Date of reporting period: March 31, 2004

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY CONVERTIBLE SECURITIES TRUST PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the Six Months Ended March 31, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2004

                                                        MERRILL
                                                      LYNCH ALL           LIPPER
                                                    CONVERTIBLE      CONVERTIBLE
                                                     SECURITIES            FUNDS
CLASS A      CLASS B      CLASS C      CLASS D         INDEX(1)         INDEX(2)
 12.55%       12.04%       12.05%       12.67%           13.08%           13.32%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The market's performance remained strong throughout the six-month period ended March 31, 2004. The improving economy continued to play a major role in this positive performance, with persistent growth and returning investor confidence bolstering the market's gains. During this time convertibles also were driven higher by narrowing credit spreads as well as indications that the fundamentals of underlying companies were improving as the economic recovery progressed. Moreover, the continuance of low inflation and the maintenance of low interest rates by the Federal Reserve provided an environment that further supported rising investor confidence and aided the market's recovery.

Because of this improving economic environment, cyclical convertibles continued to perform strongly over the six-month period. The technology sector constituted a particularly high-performing part of the market as the low interest rate environment encouraged companies to spend on technology upgrades they had been putting off. An increase in capital expenditures during the period led to similar growth in the industrial sector, while strong performance in the financial sector was driven by a rise in mergers and acquisitions for both broker-dealers and regional banks. Commodities and metals securities also performed especially well, as the dollar remained weak throughout the six months. In addition, the consumer discretionary sector enjoyed strong performance throughout the period, driven by continued strength in consumer spending. Although most sectors of the market enjoyed strong performance during the period, the pharmaceuticals sector lagged significantly. Larger pharmaceutical convertibles proved to be the weakest performers over the six months, because these securities were undermined by concerns over patent expirations, recent issues surrounding drug reimportation and the absence of a promising pipeline of new drugs to the market.

PERFORMANCE ANALYSIS

Morgan Stanley Convertible Securities Trust slightly underperformed both of its benchmarks for the six-month period ended March 31, 2004. For any given time period, many of our decisions necessarily involve a balancing within the Fund of convertibles that embody more defensive bond-like characteristics and those that are more equity sensitive. The Fund began this period in a defensive position that emphasized the bond-like convertibles with above-average yields to maturity, then shifted to a less-defensive position by adding exposure to equity sensitive holdings. This reorientation occurred as higher earnings reports and other indications of companies' strength raised our confidence in the ability of equities to perform well over the period. A top-down approach in evaluating the market also gave us confidence in this shift, as growth in the U.S. gross domestic product appeared steady, inflation remained low and a prompt end to the military operation in Iraq alleviated a number of concerns for the market. Although this move out from a defensive position generally drove the Fund's positive performance, the shift in exposure did not occur fast enough for the Fund to take full advantage of the improving market.

Whenever possible, however, we took advantage of the new-issue market to replace convertibles having short-put features that had been identified with issues that were more equity sensitive. In general, these replacements greatly benefited overall performance. For instance, we added Tyco during the period, based on our evaluation that with new management the industrial name could improve its performance in a period of economic growth. Because the stock in fact became a turnaround story over the period, the Fund's holdings added positively to performance. Freeport-MacMoran, a gold and copper miner that became one of the Fund's largest positions also boosted performance. We purchased this convertible prior to the period under review and held on to it, based on indications that demand for gold and copper would rise as the materials sector recovered. J. C. Penney similarly helped performance during the period, based on speculation that a divestiture of Eckerds would happen in the near future.

The Fund's underperformance of its benchmarks was driven by other positions we took during the period, such as a low exposure to regional banks. Although expectations had been mounting that acquisitions of regional banks were likely in the near future, we avoided higher exposure to these companies, based on an assessment of their fundamentals. Unfortunately, acquisition speculation helped regional bank securities perform well and the Fund's low exposure to them served as a drag on the Fund for the period. The biotechnology company Icos performed disappointingly after the marketing launch of its drug Cialis did not go as well as expected and led to concerns over the amount spent on its marketing campaign. The Fund's holdings in General Mills also hurt its performance, because the stock underperformed the market as the Atkins diet was fast becoming a national phenomenon, with bread and cereal products suffering.

TOP 5 INDUSTRIES

Biotechnology                                                               6.0%
Semiconductors                                                              4.2
Telecommunications Equipment                                                3.2
Oilfield Services/Equipment                                                 2.9
Cable/Satellite TV                                                          2.8

TOP 10 HOLDINGS

Teva Pharmaceutical                                                         1.6%
Hartford Financial                                                          1.5
Tyco International Group                                                    1.4
Bunge Ltd. Finance Corp                                                     1.2
Penney (J.C.) Co. Inc.                                                      1.2
Nortel Networks                                                             1.2
American Express                                                            1.1
Liberty Media Corp.                                                         1.1
Xerox Corp.                                                                 1.1
E*Trade Financial                                                           1.1

DATA AS OF MARCH 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN CONVERTIBLE SECURITIES. A CONVERTIBLE SECURITY IS A BOND, PREFERRED STOCK OR OTHER SECURITY THAT MAY BE CONVERTED INTO A PRESCRIBED AMOUNT OF COMMON STOCK AT A PRESTATED PRICE. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., MAY RETAIN THAT COMMON STOCK TO PERMIT ITS ORDERLY SALE OR TO ESTABLISH LONG-TERM HOLDING PERIODS FOR TAX PURPOSES. THE FUND IS NOT REQUIRED TO SELL THE STOCK TO ASSURE THAT THE REQUIRED PERCENTAGE OF ITS ASSETS IS INVESTED IN CONVERTIBLE SECURITIES. THE FUND'S CONVERTIBLE SECURITIES MAY INCLUDE LOWER RATED FIXED-INCOME SECURITIES COMMONLY KNOWN AS "JUNK BONDS." THE CONVERTIBLE SECURITIES ALSO MAY INCLUDE "EXCHANGEABLE" AND "SYNTHETIC" CONVERTIBLE SECURITIES. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S INVESTMENT MANAGER CONSIDERS MARKET, ECONOMIC AND POLITICAL CONDITIONS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MARCH 31, 2004

                                CLASS A SHARES*       CLASS B SHARES **        CLASS C SHARES+       CLASS D SHARES++
                               (SINCE 07/28/97)       (SINCE 10/31/85)        (SINCE 07/28/97)       (SINCE 07/28/97)
SYMBOL                                    CNSAX                   CNSBX                  CNSCX                  CNSDX
1 YEAR                                    25.89%(3)               24.96%(3)              24.96%(3)              26.27%(3)
                                          19.28(4)                19.96(4)               23.96(4)                  --
5 YEARS                                    8.85(3)                 8.01(3)                8.06(3)                9.11(3)
                                           7.69(4)                 7.72(4)                8.06(4)                  --
10 YEARS                                     --                    8.52(3)                  --                     --
                                             --                    8.52(4)                  --                     --
SINCE INCEPTION                            6.82(3)                 8.04(3)                6.01(3)                7.06(3)
                                           5.96(4)                 8.04(4)                6.01(4)                  --

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


Notes on Performance

(1) THE MERRILL LYNCH ALL CONVERTIBLE SECURITIES INDEX IS A MARKET-CAPITALIZATION WEIGHTED INDEX OF DOMESTIC CORPORATE CONVERTIBLE SECURITIES. IN ORDER TO BE INCLUDED IN THE INDEX, BONDS AND PREFERRED STOCKS MUST BE CONVERTIBLE ONLY TO COMMON STOCK AND HAVE A MARKET VALUE OR ORIGINAL PAR VALUE OF AT LEAST $50 MILLION. INDEXES ARE UNMANAGED AND THIER RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER CONVERTIBLE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFIYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CONVERTIBLE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
             CONVERTIBLE BONDS (62.8%)
             AEROSPACE & DEFENSE (1.6%)
$    1,000   Edo Corp                                                     5.25%  04/15/07   $    1,085,000
     1,000   Flir Systems Inc.                                            3.00   06/01/23        1,178,750
     2,500   L-3 Communications Holdings, Inc.                            4.00*  09/15/11        2,915,625
                                                                                            --------------
                                                                                                 5,179,375
                                                                                            --------------
             AGRICULTURAL COMMODITIES/MILLING (1.2%)
     2,800   Bunge Ltd. Finance Corp.                                     3.75   11/15/22        3,853,500
                                                                                            --------------
             AIRLINES (0.7%)
     2,500   Continental Airlines Inc.                                    4.50   02/01/07        2,087,500
                                                                                            --------------
             APPAREL/FOOTWEAR RETAIL (1.8%)
     1,980   Charming Shoppes, Inc.                                       4.75   06/01/12        2,249,775
     1,500   Gap, Inc.                                                    5.75   03/15/09        2,176,875
     1,200   Men's Wearhouse, Inc. - 144A**                              3.125   10/15/23        1,215,000
                                                                                            --------------
                                                                                                 5,641,650
                                                                                            --------------
             BIOTECHNOLOGY (6.0%)
     3,000   Amgen, Inc.                                                  0.00   03/01/32        2,268,750
       400   Amylin Pharmaceuticals - 144A**                              2.50   12/15/11          400,000
     1,500   Cephalon, Inc.                                               2.50   12/15/06        1,492,500
     2,050   Corixa Corp. - 144A**                                        4.25   07/01/08        2,065,375
     2,250   Enzon, Inc.                                                  4.50   07/01/08        2,176,875
     1,500   Gilead Sciences, Inc.                                        2.00   12/15/07        1,980,000
     2,000   ICOS Corp. - 144A**                                          2.00   07/01/23        1,895,000
     1,260   Invitrogen, Inc.                                             2.25   12/15/06        1,367,100
     1,160   Invitrogen, Inc. - 144A**                                    2.00   08/01/23        1,490,600
     1,600   Medimmune Inc.                                               1.00   07/15/23        1,524,000
     1,500   Protein Design Labs Inc.                                     2.75   08/16/23        2,126,250
                                                                                            --------------
                                                                                                18,786,450
                                                                                            --------------
             BROADCASTING (1.1%)
     2,000   Citadel Broadcasting Co. - 144A**                           1.875   02/15/11        1,937,500
       600   Sirius Satellite Radio Inc.                                  3.50   06/01/08        1,606,500
                                                                                            --------------
                                                                                                 3,544,000
                                                                                            --------------
             CABLE/SATELLITE TV (1.7%)
     2,000   Charter Communications, Inc.                                 5.75   10/15/05        1,950,000
     3,500   Liberty Media Corp.                                          3.25   03/15/31        3,364,375
                                                                                            --------------
                                                                                                 5,314,375
                                                                                            --------------
             CASINO/GAMING (0.3%)
       530   Wynn Resorts - 144A**                                        6.00   07/15/15          938,762
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
             COAL (0.3%)
$      625   Massey Energy Co.                                            4.75%  05/15/23   $      907,812
                                                                                            --------------
             COMPUTER COMMUNICATIONS (0.2%)
       600   Finisar Corp. - 144A**                                       2.50   10/15/10          570,750
                                                                                            --------------
             COMPUTER PERIPHERALS (1.3%)
     1,500   Electronics for Imaging, Inc. - 144A**                       1.50   06/01/23        1,696,875
     2,000   EMC Corp.                                                    4.50   04/01/07        2,422,500
                                                                                            --------------
                                                                                                 4,119,375
                                                                                            --------------
             CONTAINERS/PACKAGING (0.7%)
     2,000   Sealed Air Corp. - 144A**                                    3.00   06/30/33        2,110,000
                                                                                            --------------
             DATA PROCESSING SERVICES (0.6%)
     1,500   DST Systems, Inc. - 144A**                                  4.125   08/15/23        1,895,625
                                                                                            --------------
             DEPARTMENT STORES (1.2%)
     3,000   Penney (J.C.) Co., Inc.                                      5.00   10/15/08        3,817,500
                                                                                            --------------
             ELECTRIC UTILITIES (0.3%)
     1,000   PPL Energy Supply LLC                                       2.625   05/15/23        1,055,000
                                                                                            --------------
             ELECTRONIC COMPONENTS (0.4%)
     1,400   Solectron Corp. - 144A**                                     0.50   02/15/34        1,253,000
                                                                                            --------------
             ELECTRONIC DISTRIBUTORS (0.3%)
     1,000   Safeguard Scientifics - 144A**                              2.625   03/15/24          841,250
                                                                                            --------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (0.7%)
     2,000   Agilent Technologies, Inc.                                   3.00*  12/01/21        2,270,000
                                                                                            --------------
             ELECTRONIC PRODUCTION EQUIPMENT (2.4%)
     1,000   Advanced Energy Industries, Inc.                             5.25   11/15/06        1,007,500
     1,000   Axcelis Tech, Inc.                                           4.25   01/15/07        1,005,000
     1,500   ChipPac, Inc.                                                2.50   06/01/08        1,875,000
     2,000   Cymer, Inc.                                                  3.50   02/15/09        2,115,000
     1,500   Kulicke & Soffa Industries, Inc.                             5.25   08/15/06        1,531,875
                                                                                            --------------
                                                                                                 7,534,375
                                                                                            --------------
             ELECTRONICS/APPLIANCES (0.9%)
     2,400   Eastman Kodak Co. - 144A**                                  3.375   10/15/33        2,787,000
                                                                                            --------------
             ENGINEERING & CONSTRUCTION (1.0%)
     2,000   Flour Corp.                                                  1.50   02/15/24        2,032,500
     1,000   Quanta Services Inc. - 144A**                                4.50   10/01/23        1,080,000
                                                                                            --------------
                                                                                                 3,112,500
                                                                                            --------------
             FINANCE/RENTAL/LEASING (0.8%)
     2,000   Providian Financial Corp.                                    4.00   05/15/08        2,392,500
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
             FINANCIAL CONGLOMERATES (1.1%)
$    3,200   American Express - 144A**                                    1.85%  12/01/33   $    3,592,000
                                                                                            --------------
             FOOD: MAJOR DIVERSIFIED (0.7%)
     3,300   General Mills Inc.                                           0.00   10/28/22        2,355,375
                                                                                            --------------
             HOME BUILDING (0.3%)
       800   Fleetwood Enterprises - 144A**                               5.00   12/15/23        1,098,000
                                                                                            --------------
             HOSPITAL/NURSING MANAGEMENT (2.0%)
       800   Beverly Enterprises Inc.                                     2.75   11/01/33          953,000
     2,000   Community Health Systems                                     4.25   10/15/08        2,207,500
     3,000   Lifepoint Hospitals Holdings                                 4.50   06/01/09        3,135,000
                                                                                            --------------
                                                                                                 6,295,500
                                                                                            --------------
             HOTELS/RESORTS/CRUISELINES (1.5%)
     2,000   Fairmont Hotels & Resort - 144A** (Canada)                   3.75   12/01/23        2,080,000
     5,000   Royal Caribbean Cruises Ltd. (Canada)                        0.00   02/02/21        2,756,250
                                                                                            --------------
                                                                                                 4,836,250
                                                                                            --------------
             INDUSTRIAL CONGLOMERATES (1.4%)
     1,500   Tyco Internatioanl Group SA (Luxembourg)                     2.75   01/15/18        2,047,500
     1,500   Tyco International Group SA (Luxembourg)                    3.125   01/15/23        2,199,375
                                                                                            --------------
                                                                                                 4,246,875
                                                                                            --------------
             INDUSTRIAL MACHINERY (0.8%)
       800   Actuant Corp. - 144A**                                       2.00   11/15/23          984,000
       400   Regal Beloit Corp. - 144A**                                  2.75   03/15/24          406,000
     2,800   Roper Industries Inc.                                       1.481   01/15/34        1,225,000
                                                                                            --------------
                                                                                                 2,615,000
                                                                                            --------------
             INFORMATION TECHNOLOGY SERVICES (0.3%)
       800   Ciber Inc. - 144A**                                         2.875   12/15/23          894,000
                                                                                            --------------
             INTERNET RETAIL (0.5%)
     1,448   Amazon.com, Inc.                                             4.75   02/01/09        1,482,390
                                                                                            --------------
             INTERNET SOFTWARE/SERVICES (0.2%)
       600   Equinix Inc. - 144A**                                        2.50   02/15/24          692,250
                                                                                            --------------
             INVESTMENT BANKS/BROKERS (2.0%)
     1,000   E*Trade Financial Corp.                                      6.75   05/15/08        1,271,250
     2,000   E*Trade Group Inc.                                           6.00   02/01/07        2,057,500
     5,500   Merrill Lynch & Co.                                          0.00   05/23/31        3,066,250
                                                                                            --------------
                                                                                                 6,395,000
                                                                                            --------------
             MEDIA CONGLOMERATES (0.7%)
     2,000   Walt Disney Co. (The)                                       2.125   04/15/23        2,220,000
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
             MEDICAL DISTRIBUTORS (0.3%)
$      800   PSS World Medical Inc. - 144A**                              2.25%  03/15/24   $      814,000
                                                                                            --------------
             MEDICAL SPECIALTIES (0.6%)
     1,500   Bausch & Lomb, Inc. - 144A**                                 1.71*  08/01/23        1,914,375
                                                                                            --------------
             MULTI-LINE INSURANCE (0.9%)
     3,000   American International Group, Inc.                           0.50   05/15/07        2,936,250
                                                                                            --------------
             OIL & GAS PRODUCTION (0.7%)
     2,000   Kerr-McGee Corp.                                             5.25   02/15/10        2,157,500
                                                                                            --------------
             OILFIELD SERVICES/EQUIPMENT (2.9%)
     1,500   Halliburton Co. - 144A**                                    3.125   07/15/23        1,691,250
     1,400   Maverick Tube Corp.                                          4.00   06/15/33        1,603,000
     3,000   Schlumberger Ltd. (Andorra)                                  1.50   06/01/23        3,315,000
     3,800   Weatherford International, Inc.                              0.00   06/30/20        2,436,750
                                                                                            --------------
                                                                                                 9,046,000
                                                                                            --------------
             OTHER CONSUMER SERVICES (1.0%)
     2,000   Cendant Corp.                                               3.875   11/27/11        2,210,000
       850   Service Corp International                                   6.75   06/22/08          975,375
                                                                                            --------------
                                                                                                 3,185,375
                                                                                            --------------
             PACKAGED SOFTWARE (2.3%)
       640   Computer Associates Inc.                                     5.00   03/15/07          803,200
     1,000   Fair Issac Corp. - 144A**                                    1.50   08/15/23        1,093,750
     2,200   Red Hat Inc. - 144A**                                        0.50   01/15/24        2,593,250
     1,000   Symantec Corp.                                               3.00   11/01/06        2,725,000
                                                                                            --------------
                                                                                                 7,215,200
                                                                                            --------------
             PERSONNEL SERVICES (0.9%)
     4,000   Manpower Inc.                                                0.00   08/17/21        2,725,000
                                                                                            --------------
             PHARMACEUTICALS: GENERIC DRUGS (1.7%)
     2,500   IVAX Corp.                                                   4.50   05/15/08        2,540,625
       800   IVAX Corp. - 144A**                                          1.50   03/01/24          829,000
     1,500   Watson Pharmaceutical Inc.                                   1.75   03/15/23        1,880,625
                                                                                            --------------
                                                                                                 5,250,250
                                                                                            --------------
             PHARMACEUTICALS: MAJOR (1.0%)
     3,000   Wyeth - 144A**                                              0.716   01/15/24        3,033,900
                                                                                            --------------
             PHARMACEUTICALS: OTHER (0.7%)
     2,000   Teva Pharmaceutical Finance (Series B)                       0.25   02/01/24        2,107,500
                                                                                            --------------
             PRECIOUS METALS (0.7%)
       400   Apex Silver Mines Ltd. - 144A** (Kyrgyzstan)                2.875   03/15/24          419,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
$    1,350   Placer Dome Inc. - 144A** (Canada)                           2.75%  10/15/23   $    1,675,687
                                                                                            --------------
                                                                                                 2,094,687
                                                                                            --------------
             REAL ESTATE INVESTMENT TRUSTS (0.8%)
     2,500   EOP Operating LP                                             7.25*  11/15/08        2,612,500
                                                                                            --------------
             RESTAURANTS (0.1%)
       300   CKE Restaurants, Inc. - 144A**                               4.00   10/01/23          413,250
                                                                                            --------------
             SEMICONDUCTORS (4.2%)
     2,200   Advanced Micro Devices                                       4.75*  02/01/22        2,343,000
     4,700   Atmel Corp.                                                  0.00   05/23/21        2,056,250
       600   Cypress Semiconductor Corp.                                  1.25   06/15/08          891,750
     2,250   International Rectifier Corp.                                4.25   07/15/07        2,275,313
     2,400   LSI Logic Corp.                                              4.00   05/15/10        2,748,000
     1,420   RF Micro Devices, Inc.                                       3.75   08/15/05        1,425,325
     1,400   Transwitch Corp.                                             5.45   09/30/07        1,393,000
                                                                                            --------------
                                                                                                13,132,638
                                                                                            --------------
             SPECIALTY INSURANCE (0.4%)
     1,000   PMI Group Inc.                                               2.50   07/15/21        1,100,000
                                                                                            --------------
             SPECIALTY TELECOMMUNICATIONS (1.4%)
     1,500   American Tower Corp.                                         3.25   08/01/10        1,869,375
     2,250   CenturyTel, Inc.                                             4.75   08/01/32        2,424,375
                                                                                            --------------
                                                                                                 4,293,750
                                                                                            --------------
             TELECOMMUNICATION EQUIPMENT (3.2%)
       800   Commscope Inc. - 144A**                                      1.00   03/15/24          838,000
     1,200   Comverse Technology Inc.                                     0.00   05/15/23        1,450,500
     1,000   Corning, Inc.                                                3.50   11/01/08        1,286,250
     1,000   Lucent Technologies Inc. (Series A)                          2.75   06/15/23        1,501,250
       900   Lucent Technologies Inc. (Series B)                          2.75   06/15/25        1,416,375
     3,600   Nortel Networks Corp. (Canada)                               4.25   09/01/08        3,676,500
                                                                                            --------------
                                                                                                10,168,875
                                                                                            --------------
             WHOLESALE DISTRIBUTORS (1.3%)
    1,600     Fisher Scientific International                             3.25   03/01/24        1,708,000
    2,000     School Specialty Inc.                                       6.00   08/01/08        2,322,500
                                                                                            --------------
                                                                                                 4,030,500
                                                                                            --------------
             WIRELESS TELECOMMUNICATIONS (0.7%)
     1,250   Nextel Partners, Inc.                                        1.50   11/15/08        2,282,813
                                                                                            --------------
             TOTAL CONVERTIBLE BONDS
               (COST $177,539,834)                                                             197,249,302
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------
             CONVERTIBLE PREFERRED STOCKS (33.0%)
             ADVERTISING/MARKETING SERVICES (0.3%)
    18,000   Interpublic Group of Companies (Series A) $2.568                               $    1,031,940
                                                                                            --------------
             AEROSPACE & DEFENSE (0.7%)
    20,000   Northrop Grumman Corp. $7.25                                                        2,067,600
                                                                                            --------------
             BEVERAGES: ALCOHOLIC (0.5%)
    50,000   Constellation Brands, Inc. $1.4375                                                  1,532,500
                                                                                            --------------
             CABLE/SATELLITE TV (1.1%)
    35,000   Comcast Corp.                                                                       1,417,500
    84,500   Equity Secs Trust I $2.343                                                          2,065,180
                                                                                            --------------
                                                                                                 3,482,680
                                                                                            --------------
             COAL (0.4%)
    15,000   Arch Coal $2.50                                                                     1,289,550
                                                                                            --------------
             CONTAINERS/PACKAGING (1.0%)
    55,000   Temple-Inland, Inc. $3.75                                                           3,146,000
                                                                                            --------------
             ELECTRIC UTILITIES (1.0%)
    45,000   FPL Group, Inc. $4.25                                                               2,597,400
    30,000   TECO Energy, Inc. $2.375                                                              492,000
                                                                                            --------------
                                                                                                 3,089,400
                                                                                            --------------
             ELECTRONIC COMPONENTS (0.6%)
   119,000   Solectron Corp. $1.8125                                                             1,856,400
                                                                                            --------------
             ELECTRONIC DISTRIBUTORS (0.5%)
    30,000   Pioneer Standard Financial Trust $3.375                                             1,466,250
                                                                                            --------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (1.1%)
    25,000   Xerox Corp. $6.25                                                                   3,350,000
                                                                                            --------------
             ENVIRONMENTAL SERVICES (0.8%)
    34,500   Allied Waste Industries, Inc. $3.125                                                2,520,225
                                                                                            --------------
             FINANCE/RENTAL/LEASING (1.9%)
    12,000   Doral Financial Corp. $11.1875 - 144A**                                             3,303,750
    55,500   United Rentals Trust I $3.25                                                        2,490,562
                                                                                            --------------
                                                                                                 5,794,312
                                                                                            --------------
             FINANCIAL CONGLOMERATES (0.9%)
    40,000   Prudential Financial Inc. $3.375                                                    2,744,800
                                                                                            --------------
             GAS DISTRIBUTORS (1.2%)
    28,000   Keyspan Corp. $4.375                                                                1,498,000
    75,000   ONEOK, Inc. $2.125                                                                  2,350,500
                                                                                            --------------
                                                                                                 3,848,500
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------
             HOME FURNISHINGS (0.8%)
    55,000   Newell Financial Trust I $2.625                                                $    2,591,875
                                                                                            --------------
             INTEGRATED OIL (1.0%)
    50,000   Amerada Hess Corp. $3.7332                                                          3,157,500
                                                                                            --------------
             INVESTMENT MANAGERS (0.5%)
    60,000   Affiliated Managers Group, Inc. $1.50                                               1,602,000
                                                                                            --------------
             LIFE/HEALTH INSURANCE (0.8%)
    80,000   UnumProvident Corp. $2.0625                                                         2,534,400
                                                                                            --------------
             MAJOR BANKS (0.8%)
    65,950   National Australia Bank, Ltd. $1.97 (Australia) (Units)+                            2,591,835
                                                                                            --------------
             MAJOR TELECOMMUNICATIONS (0.7%)
    45,000   ALLTEL Corp. $3.875 (Units)+                                                        2,282,400
                                                                                            --------------
             MANAGED HEALTH CARE (0.8%)
    25,000   Anthem Inc. $3.00                                                                   2,626,250
                                                                                            --------------
             MARINE SHIPPING (0.3%)
    20,000   Teekay Shipping $1.8125                                                               840,000
                                                                                            --------------
             MEDICAL DISTRIBUTORS (0.6%)
    35,000   McKesson Financing Trust $2.50                                                      1,751,750
                                                                                            --------------
             MEDICAL SPECIALTIES (0.7%)
    40,000   Baxter International $3.50                                                          2,160,000
                                                                                            --------------
             MOTOR VEHICLES (1.7%)
    40,500   Ford Cap Trust II $3.25                                                             2,148,525
    40,000   General Motors Corp. $1.125                                                         1,049,600
    85,000   General Motors Corp. $1.3125                                                        2,167,500
                                                                                            --------------
                                                                                                 5,365,625
                                                                                            --------------
             MULTI-LINE INSURANCE (1.5%)
    35,000   Hartford Financial Services Group, Inc. $3.00                                       2,177,000
    40,000   Hartford Financial Services Group, Inc. $3.50                                       2,550,000
                                                                                            --------------
                                                                                                 4,727,000
                                                                                            --------------
             OIL & GAS PIPELINES (1.0%)
    20,000   Williams Companies Inc. $2.75                                                       1,280,000
   139,500   Williams Companies, Inc. $2.25                                                      1,777,230
                                                                                            --------------
                                                                                                 3,057,230
                                                                                            --------------
             OIL & GAS PRODUCTION (1.0%)
    16,000   Chesapeake Energy Corp. $5.00                                                       1,770,000
    30,000   Kerr-McGee Corp. $1.825                                                             1,500,000
                                                                                            --------------
                                                                                                 3,270,000
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------
             OIL REFINING/MARKETING (0.9%)
    95,000   Valero Energy Corp. $0.50                                                      $    2,945,000
                                                                                            --------------
             OTHER METALS/MINERALS (0.7%)
    12,000   Phelps Dodge Corp. $6.75                                                            2,124,000
                                                                                            --------------
             PROPERTY - CASUALTY INSURERS (1.9%)
    19,000   Chubb Corp. $1.75 (Class A)                                                           541,500
    40,000   Chubb Corp. $1.75 (Class B)                                                         1,156,400
   100,000   Travelers Property Casualty Corp. $1.125                                            2,445,000
    70,000   XL Capital Ltd. $0.9388                                                             1,795,500
                                                                                            --------------
                                                                                                 5,938,400
                                                                                            --------------
             PULP & PAPER (0.8%)
    51,500   International Paper Capital Trust $2.625                                            2,599,463
                                                                                            --------------
             SAVINGS BANKS (1.3%)
    48,000   Sovereign Capital Trust IV $2.1875                                                  2,376,000
    31,000   Washington Mutual Inc. $2.6875                                                      1,840,625
                                                                                            --------------
                                                                                                 4,216,625
                                                                                            --------------
             SERVICES TO THE HEALTH INDUSTRY (0.8%)
    40,000   Omnicare, Inc. $2.00                                                                2,620,000
                                                                                            --------------
             SPECIALTY INSURANCE (0.5%)
    60,000   PMI Group Inc. $1.4688                                                              1,533,000
                                                                                            --------------
             SPECIALTY TELECOMMUNICATIONS (0.8%)
    50,000   Citizens Utilities Trust $2.50                                                      2,605,000
                                                                                            --------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (0.9%)
    42,500   Cummins Capital Trust I $3.50                                                       2,932,500
                                                                                            --------------
             WIRELESS TELECOMMUNICATIONS (0.2%)
     3,600   Dobson Communications $10.7142                                                        450,792
                                                                                            --------------
             Total Convertible Preferred Stocks
              (COST $91,469,221)                                                               103,742,802
                                                                                            --------------
             Common Stocks (0.9%)
             PHARMACEUTICALS: OTHER
    46,621   Teva Pharmaceutical Industries Ltd. (ADR) (Israel)
              (COST $2,000,000)                                                                  2,956,238
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (2.0%)
             REPURCHASE AGREEMENT
$    6,328   Joint repurchase agreement account
              (dated 03/31/04; proceeds $6,328,185) (a)
              (COST $6,328,000)                                          1.055%  04/01/04   $    6,328,000
                                                                                            --------------
             TOTAL INVESTMENTS
              (COST $277,337,055) (b)                                                98.7%     310,276,342
             OTHER ASSETS IN EXCESS OF LIABILITIES                                    1.3        4,031,186
                                                                                 --------   --------------
             NET ASSETS                                                             100.0%  $  314,307,528
                                                                                 ========   ==============

----------
   ADR  AMERICAN DEPOSITORY RECEIPT
   *    VARIABLE RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT MARCH 31,
        2004.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   + CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $36,110,675 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,171,388, RESULTING IN NET UNREALIZED APPRECIATION OF $32,939,287.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $277,337,055)                               $  310,276,342
Receivable for:
  Investments sold                                                                         4,885,819
  Interest                                                                                 1,404,462
  Shares of beneficial interest sold                                                         324,762
  Dividends                                                                                  246,444
Prepaid expenses and other assets                                                             67,694
                                                                                      --------------
    TOTAL ASSETS                                                                         317,205,523
                                                                                      --------------
LIABILITIES:
Payable for:
  Investments purchased                                                                    2,160,417
  Distribution fee                                                                           268,212
  Shares of beneficial interest redeemed                                                     176,813
  Investment management fee                                                                  169,617
Accrued expenses and other payables                                                          122,936
                                                                                      --------------
    TOTAL LIABILITIES                                                                      2,897,995
                                                                                      --------------
    NET ASSETS                                                                        $  314,307,528
                                                                                      ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                       $  324,613,771
Net unrealized appreciation                                                               32,939,287
Accumulated undistributed net investment income                                            1,004,955
Accumulated net realized loss                                                            (44,250,485)
                                                                                      --------------
    NET ASSETS                                                                        $  314,307,528
                                                                                      ==============
CLASS A SHARES:
Net Assets                                                                            $    7,609,994
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                    465,756
    NET ASSET VALUE PER SHARE                                                         $        16.34
                                                                                      ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                   $        17.25
                                                                                      ==============
CLASS B SHARES:
Net Assets                                                                            $  284,102,610
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                 17,393,817
    NET ASSET VALUE PER SHARE                                                         $        16.33
                                                                                      ==============
CLASS C SHARES:
NET ASSETS                                                                            $   12,102,112
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                    744,212
    NET ASSET VALUE PER SHARE                                                         $        16.26
                                                                                      ==============
CLASS D SHARES:
Net Assets                                                                            $   10,492,812
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                    642,192
    NET ASSET VALUE PER SHARE                                                         $        16.34
                                                                                      ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Interest                                                                              $    3,472,652
Dividends                                                                                  2,782,816
                                                                                      --------------
    TOTAL INCOME                                                                           6,255,468
                                                                                      --------------

EXPENSES
Distribution fee (Class A shares)                                                              7,081
Distribution fee (Class B shares)                                                          1,387,145
Distribution fee (Class C shares)                                                             54,781
Investment management fee                                                                    914,170
Transfer agent fees and expenses                                                             177,372
Registration fees                                                                             44,954
Shareholder reports and notices                                                               31,612
Professional fees                                                                             25,795
Trustees' fees and expenses                                                                   14,010
Custodian fees                                                                                 9,324
Other                                                                                          9,450
                                                                                      --------------
    TOTAL EXPENSES                                                                         2,675,694
                                                                                      --------------
    NET INVESTMENT INCOME                                                                  3,579,774
                                                                                      --------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain                                                                         11,707,509
Net change in unrealized appreciation                                                     18,812,114
                                                                                      --------------

    NET GAIN                                                                              30,519,623
                                                                                      --------------

NET INCREASE                                                                          $   34,099,397
                                                                                      ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX        FOR THE YEAR
                                                                  MONTHS ENDED          ENDED
                                                                 MARCH 31, 2004   SEPTEMBER 30, 2003
                                                                 --------------   ------------------
                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                            $    3,579,774     $    6,932,290
Net realized gain (loss)                                             11,707,509         (6,124,623)
Net change in unrealized appreciation                                18,812,114         40,092,440
                                                                 --------------     --------------
    NET INCREASE                                                     34,099,397         40,900,107
                                                                 --------------     --------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                         (109,220)          (131,820)
Class B shares                                                       (3,478,515)        (6,344,538)
Class C shares                                                         (144,793)          (195,135)
Class D shares                                                         (176,867)          (167,893)
                                                                 --------------     --------------

    TOTAL DIVIDENDS                                                  (3,909,395)        (6,839,386)
                                                                 --------------     --------------

Net increase from transactions in shares of beneficial interest       2,591,453         35,959,495
                                                                 --------------     --------------

    NET INCREASE                                                     32,781,455         70,020,216

NET ASSETS:
Beginning of period                                                 281,526,073        211,505,857
                                                                 --------------     --------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$1,004,955 AND $1,334,576, RESPECTIVELY)                         $  314,307,528     $  281,526,073
                                                                 ==============     ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $95,189,710 at March 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $133,587 and $2,400, respectively and received $60,197 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2004 aggregated $122,486,663 and $126,263,641, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended March 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $10,920. At March 31, 2004, the Fund had an accrued pension liability of $66,911 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2003, the Fund had a net capital loss carryforward of $55,845,451 of which $2,580,535 will expire on September 30, 2007, $3,634,061 will expire on September 30, 2009, $16,248,195 will expire on September 30, 2010, and $33,382,660 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                   FOR THE SIX                    FOR THE YEAR
                                                   MONTHS ENDED                       ENDED
                                                  MARCH 31, 2004                SEPTEMBER 30, 2003
                                           ----------------------------    ----------------------------
                                                   (UNAUDITED)
                                             SHARES          AMOUNT          SHARES          AMOUNT
                                           ----------    --------------    ----------    --------------
CLASS A SHARES
Sold                                          251,258    $    4,042,294       330,278    $    4,693,182
Reinvestment of dividends                       4,711            74,511         6,605            93,686
Redeemed                                     (148,128)       (2,386,384)     (180,325)       (2,569,950)
                                           ----------    --------------    ----------    --------------
Net increase -- Class A                       107,841         1,730,421       156,558         2,216,918
                                           ----------    --------------    ----------    --------------
CLASS B SHARES
Sold                                        1,426,051        22,744,270     4,895,949        68,579,507
Reinvestment of dividends                     174,876         2,760,800       360,034         5,062,371
Redeemed                                   (1,743,544)      (27,799,531)   (3,591,803)      (49,578,520)
                                           ----------    --------------    ----------    --------------
Net increase (decrease) -- Class B           (142,617)       (2,294,461)    1,664,180        24,063,358
                                           ----------    --------------    ----------    --------------
CLASS C SHARES
Sold                                          171,325         2,718,260       414,561         5,817,307
Reinvestment of dividends                       7,029           110,544        11,023           155,367
Redeemed                                      (76,966)       (1,221,565)     (155,608)       (2,148,151)
                                           ----------    --------------    ----------    --------------
Net increase -- Class C                       101,388         1,607,239       269,976         3,824,523
                                           ----------    --------------    ----------    --------------
CLASS D SHARES
Sold                                          206,553         3,256,145       538,399         7,684,332
Reinvestment of dividends                       6,632           104,676         6,551            95,435
Redeemed                                     (112,593)       (1,812,567)     (135,010)       (1,925,071)
                                           ----------    --------------    ----------    --------------
Net increase -- Class D                       100,592         1,548,254       409,940         5,854,696
                                           ----------    --------------    ----------    --------------
Net increase in Fund                          167,204    $    2,591,453     2,500,654    $   35,959,495
                                           ==========    ==============    ==========    ==============

7. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                        FOR THE SIX                        FOR THE YEAR ENDED SEPTEMBER 30,
                                        MONTHS ENDED       ----------------------------------------------------------------
                                       MARCH 31, 2004         2003         2002          2001          2000         1999
                                       --------------      ----------   ----------    ----------    ----------   ----------
                                        (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
  period                               $        14.76      $    12.76   $    13.96    $    17.23    $    13.57   $    12.45
                                       --------------      ----------   ----------    ----------    ----------   ----------
Income (loss) from investment
  operations:
    Net investment income++                      0.25            0.52         0.56          0.62          0.65         0.72
    Net realized and unrealized
      gain (loss)                                1.59            1.97        (1.11)        (3.21)         3.83         1.18
                                       --------------      ----------   ----------    ----------    ----------   ----------
Total income (loss) from investment
  operations                                     1.84            2.49        (0.55)        (2.59)         4.48         1.90
                                       --------------      ----------   ----------    ----------    ----------   ----------
Less dividends from net investment
  income                                        (0.26)          (0.49)       (0.65)        (0.68)        (0.82)       (0.78)
                                       --------------      ----------   ----------    ----------    ----------   ----------

Net asset value, end of period         $        16.34      $    14.76   $    12.76    $    13.96    $    17.23   $    13.57
                                       ==============      ==========   ==========    ==========    ==========   ==========

TOTAL RETURN+                                   12.55%(1)       19.76%       (4.26)%      (15.32)%       33.32%       15.64%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                         1.03%(2)        1.08%        1.09%         1.06%         1.04%        1.06%
Net investment income                            3.08%(2)        3.59%        3.90%         3.97%         3.91%        5.31%

SUPPLEMENTAL DATA:
Net assets, end of period, in
  thousands                            $        7,610      $    5,284   $    2,570    $    1,822    $    2,538   $    1,124
Portfolio turnover rate                            41%(1)          93%          82%          123%          160%          87%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                        FOR THE SIX                        FOR THE YEAR ENDED SEPTEMBER 30,
                                        MONTHS ENDED       ----------------------------------------------------------------
                                       MARCH 31, 2004         2003         2002          2001          2000         1999
                                       --------------      ----------   ----------    ----------    ----------   ----------
                                        (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
  period                               $        14.76      $    12.76   $    13.95    $    17.22    $    13.57   $    12.45
                                       --------------      ----------   ----------    ----------    ----------   ----------
Income (loss) from investment
  operations:
    Net investment income++                      0.18            0.39         0.45          0.51          0.52         0.61
    Net realized and unrealized
      gain (loss)                                1.59            2.00        (1.10)        (3.22)         3.82         1.18
                                       --------------      ----------   ----------    ----------    ----------   ----------
Total income (loss) from investment
  operations                                     1.77            2.39        (0.65)        (2.71)         4.34         1.79
                                       --------------      ----------   ----------    ----------    ----------   ----------
Less dividends from net investment
  income                                        (0.20)          (0.39)       (0.54)        (0.56)        (0.69)       (0.67)
                                       --------------      ----------   ----------    ----------    ----------   ----------

Net asset value, end of period         $        16.33      $    14.76   $    12.76    $    13.95    $    17.22   $    13.57
                                       ==============      ==========   ==========    ==========    ==========   ==========

TOTAL RETURN+                                   12.04%(1)       18.88%       (5.01)%      (15.91)%       32.23%       14.62%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                         1.81%(2)        1.83%        1.84%         1.81%         1.80%        1.85%
Net investment income                            2.30%(2)        2.84%        3.15%         3.22%         3.15%        4.52%

SUPPLEMENTAL DATA:
Net assets, end of period, in
  thousands                            $      284,103      $  258,799   $  202,516    $  235,137    $  297,821   $  231,510
Portfolio turnover rate                            41%(1)          93%          82%          123%          160%          87%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                        FOR THE SIX                        FOR THE YEAR ENDED SEPTEMBER 30,
                                        MONTHS ENDED       ----------------------------------------------------------------
                                       MARCH 31, 2004         2003         2002          2001          2000         1999
                                       --------------      ----------   ----------    ----------    ----------   ----------
                                        (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
  period                               $        14.70      $    12.71   $    13.90    $    17.17    $    13.54   $    12.43
                                       --------------      ----------   ----------    ----------    ----------   ----------
Income (loss) from investment
  operations:
    Net investment income++                      0.19            0.42         0.45          0.51          0.53         0.63
    Net realized and
      unrealized gain (loss)                     1.57            1.96        (1.10)        (3.22)         3.80         1.17
                                       --------------      ----------   ----------    ----------    ----------   ----------
Total income (loss) from investment
  operations                                     1.76            2.38        (0.65)        (2.71)         4.33         1.80
                                       --------------      ----------   ----------    ----------    ----------   ----------
Less dividends from net investment
  income                                        (0.20)          (0.39)       (0.54)        (0.56)        (0.70)       (0.69)
                                       --------------      ----------   ----------    ----------    ----------   ----------

Net asset value, end of period         $        16.26      $    14.70   $    12.71    $    13.90    $    17.17   $    13.54
                                       ==============      ==========   ==========    ==========    ==========   ==========

TOTAL RETURN+                                   12.05%(1)       18.92%       (4.97)%      (15.94)%       32.26%       14.83%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                         1.81%(2)        1.83%        1.80%         1.81%         1.80%        1.73%
Net investment income                            2.30%(2)        2.84%        3.19%         3.22%         3.15%        4.64%

SUPPLEMENTAL DATA:
Net assets, end of period, in
  thousands                            $       12,102      $    9,447   $    4,740    $    4,324    $    5,455   $    2,869
Portfolio turnover rate                            41%(1)          93%          82%          123%          160%          87%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                        FOR THE SIX                        FOR THE YEAR ENDED SEPTEMBER 30,
                                        MONTHS ENDED       ----------------------------------------------------------------
                                       MARCH 31, 2004         2003         2002          2001          2000         1999
                                       --------------      ----------   ----------    ----------    ----------   ----------
                                        (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
  period                               $        14.76      $    12.76   $    13.95    $    17.23    $    13.57   $    12.44
                                       --------------      ----------   ----------    ----------    ----------   ----------
Income (loss) from investment
  operations:
    Net investment income++                      0.26            0.61         0.59          0.67          0.74         0.79
    Net realized and
      unrealized gain (loss)                     1.60            1.91        (1.10)        (3.23)         3.77         1.15
                                       --------------      ----------   ----------    ----------    ----------   ----------
Total income (loss) from investment
  operations                                     1.86            2.52        (0.51)        (2.56)         4.51         1.94
                                       --------------      ----------   ----------    ----------    ----------   ----------
Less dividends from net investment
  income                                        (0.28)          (0.52)       (0.68)        (0.72)        (0.85)       (0.81)
                                       --------------      ----------   ----------    ----------    ----------   ----------

Net asset value, end of period         $        16.34      $    14.76   $    12.76    $    13.95    $    17.23   $    13.57
                                       ==============      ==========   ==========    ==========    ==========   ==========

TOTAL RETURN+                                   12.67%(1)       20.04%       (4.03)%      (15.08)%       33.68%       15.81%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                         0.81%(2)        0.83%        0.84%         0.81%         0.80%        0.85%
Net investment income                            3.30%(2)        3.84%        4.15%         4.22%         4.15%        5.52%

SUPPLEMENTAL DATA:
Net assets, end of period, in
  thousands                            $       10,493      $    7,996   $    1,680    $    3,449    $    3,121   $       18
Portfolio turnover rate                            41%(1)          93%          82%          123%          160%          87%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

37975RPT-RA04-001428-Y03/04

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                          CONVERTIBLE SECURITIES
                                                                           TRUST


                                                               SEMIANNUAL REPORT
                                                                  MARCH 31, 2004


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2004